Fair values (Tables)	12 Months Ended
Dec. 31, 2011
Fair values
Fair value of financial assets and liabilities measured at fair value on a recurring basis

	December 31, 2011
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents"
Debt securities—Corporate	—	180	—	180
Available-for-sale securities in "Marketable securities and short-term investments"
Equity securities	3	54	—	57
Debt securities—U.S. government obligations	761	—	—	761
Debt securities—Other government obligations	—	3	—	3
Debt securities—Corporate	—	125	—	125
Available-for-sale securities in "Other non-current assets"
Equity securities	5	—	—	5
Derivative assets—current in "Other current assets"	2	252	—	254
Derivative assets—non-current in "Other non-current assets"	—	105	—	105

Total	771	719	—	1,490

Liabilities
Derivative liabilities—current in "Provisions and other current liabilities"	4	427	—	431
Derivative liabilities—non-current in "Other non-current liabilities"	—	61	—	61

Total	4	488	—	492

	December 31, 2010
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents"
Debt securities—Corporate	—	381	—	381
Available-for-sale securities in "Marketable securities and short-term investments"
Equity securities	3	1,842	—	1,845
Debt securities—U.S. government obligations	151	—	—	151
Debt securities—Other government obligations	3	—	—	3
Debt securities—Corporate	—	335	—	335
Available-for-sale securities in "Other non-current assets" Equity securities	—	—	—	—
Derivative assets—current in "Other current assets"	12	634	—	646
Derivative assets—non-current in "Other non-current assets"	—	184	—	184

Total	169	3,376	—	3,545

Liabilities
Derivative liabilities—current in "Provisions and other current liabilities"	7	297	—	304
Derivative liabilities—non-current in "Other non-current liabilities"	—	77	—	77

Total	7	374	—	381